Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0002048271
Registrant Name	WeShop Holdings Ltd
Registration File Number	333-290942
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES